ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 07, 2022
Operating revenue	¥ 652,333	$ 91,703	¥ 1,036,206	¥ 1,207,963
Net loss	(820,023)	(115,275)	569,174	¥ 1,533,592
Accumulated deficits	3,558,667		¥ 4,378,690		$ 500,270
Gains from deconsolidation of VIE's subsidiaries	1,554,450	$ 218,521
Subsidiaries Variable Interest Entity
Operating revenue	¥ 1,635
Percentage of consolidated revenues	0.20%	0.20%
Percentage of consolidated net income	5.00%	5.00%
Net loss	¥ (40,902)
Accumulated deficits	(2,231,140)
Write off investments	500,000
Waived amounts due from deconsolidated	176,690
Gains from deconsolidation of VIE's subsidiaries	1,554,450
Q&K HK, Q&K Investment Consulting and Q&K E-commerce [Member]
Operating revenue	¥ 1,635
Percentage of consolidated revenues	0.30%	0.30%
Percentage of consolidated net income	5.00%	5.00%
Net loss	¥ (43,940)
Class A ordinary shares [Member]
Number of common shares for each unit of american depository receipt						150
ADS [Member]
Reverse ADS split description	Effective on March 7, 2022, the Group changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing thirty (30) Class A ordinary share to one (1) ADS representing one hundred and fifty (150) Class A ordinary shares. For the ADS holders, the change in the ADS ratio will have the same effect as a one-for-five reverse ADS split. There will be no change to the Group’s Class A ordinary shares. The exchange of every five (5) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs will be issued in connection with the change in the ADS ratio.	Effective on March 7, 2022, the Group changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing thirty (30) Class A ordinary share to one (1) ADS representing one hundred and fifty (150) Class A ordinary shares. For the ADS holders, the change in the ADS ratio will have the same effect as a one-for-five reverse ADS split. There will be no change to the Group’s Class A ordinary shares. The exchange of every five (5) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs will be issued in connection with the change in the ADS ratio.
ADS [Member] | Class A ordinary shares [Member]
Number of common shares for each unit of american depository receipt						30